Mortgage Servicing Rights (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	$ 114,311,000	$ 144,069,000	$ 207,319,000
Total value of MSR declined	29,800,000	63,300,000
Higher Assumed Prepayment Speeds	5,100,000	41,300,000
Capitalized Msr [Member]
Participating Mortgage Loans [Line Items]
Unpaid principal of mortgage loans serviced by FHN	19,000,000,000	24,000,000,000
Mortgage Loans Serviced For Others [Member]
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	1,500,000	2,600,000
Unpaid principal of mortgage loans serviced by FHN	300,000,000	400,000,000
Transferred To Third Parties [Member]
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	11,200,000	14,800,000
Mortgage Banking Income [Member]
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees	58,900,000	70,200,000	92,100,000
Other Income And Commissions [Member]
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees	$ 2,000,000	$ 2,400,000	$ 3,800,000